CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY
Accounts payable	$ 356	2,239	11,410	1,975	10,277
Deferred revenues - current	19,913	125,332	105,891	20,525	18,762
Accrued expenses and other current liabilities	14,614	91,980	83,486	18,644	12,486
Amounts due to related parties	2,089	13,146	31,177	1,953	2,201
Income taxes payable	8,174	51,448	44,612	8,893	8,432
Other taxes payable	3,491	21,970	20,508	3,047	2,482
Deferred revenues - non-current	1,916	12,059	9,804	33	71
Deferred tax liabilities-non-current	1,469	9,243	9,836	1,017	1,057
Unrecognized tax benefit	$ 967	6,089	3,691	2,364	1,251
Ordinary shares, par value	$ 0.01	0.08	0.08
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	53,804,980	53,804,980	54,395,185
Ordinary shares, shares outstanding	47,215,888	47,215,888	47,689,306